Cover	Aug. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 05, 2026
Entity File Number	001-42595
Entity Registrant Name	Aether Holdings, Inc.
Entity Central Index Key	0002026353
Entity Tax Identification Number	35-2818803
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	110 Charlton Street
Entity Address, Address Line Two	Unit RET B
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10014
City Area Code	(347)
Local Phone Number	726-8898
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	ATHR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false